Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Accumulated depreciation on property, plant and equipment	$ 8,567	$ 7,824